CONSOLIDATED AND COMBINED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenues	$ 2,388.5	$ 2,769.6	$ 2,804.8
Costs and expenses:
Cost of products sold	1,596.3	1,833.1	1,906.8
Selling, general and administrative	558.0	629.9	618.9
Intangible amortization	23.4	26.1	27.2
Impairment of intangible assets	22.7	11.7	4.7
Special charges, net	42.6	14.2	16.0
Operating income	145.5	254.6	231.2
Other income (expense), net	9.8	2.2	(5.2)
Related party interest expense, net	(2.2)	(25.8)	(36.3)
Other interest income (expense), net	(15.9)	2.4	1.6
Income before income taxes	137.2	233.4	191.3
Income tax provision	(49.8)	(97.5)	(58.8)
Net income	87.4	135.9	132.5
Less: Net income (loss) attributable to noncontrolling interests	(0.1)	1.4	1.5
Net income (loss) attributable to SPX FLOW, Inc.	$ 87.5	$ 134.5	$ 131.0
Basic and diluted income per share of common stock:
Basic income per share of common stock (in dollars per share)	$ 2.14	$ 3.30	$ 3.21
Diluted income per share of common stock (in dollars per share)	$ 2.14	$ 3.29	$ 3.20
Weighted-average number of common shares outstanding - basic (in shares)	40,863	40,809	40,809
Weighted-average number of common shares outstanding - diluted (in shares)	40,960	40,932	40,932